Fair Value Measurements, Fair Value of Non financial Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets	$ 5.4	$ 5.4
Estimated fair value of CARO liabilities	4.1	4.0
Weighted average credit-adjusted risk free rate	9.10%	9.10%
Tulsa, Oklahoma Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets	1.1	1.1
Assets acquired but not yet placed into service
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Idled assets	$ 4.3	$ 4.3